Financial Risk Management (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and bank balances	$ 4,584,307	RM 18,713,143	RM 23,723,687
Current assets	9,111,737	37,194,115	44,577,205
Current liabilities	$ 2,362,658	9,644,382	RM 9,453,459
Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and bank balances		18,700,000
Current assets		37,200,000
Current liabilities		RM 9,600,000